UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact Name of Registrant as Specified in Charter)

325 N. LaSalle St. Suite 645, Chicago, IL  60610

(Address of Principal Executive Offices)  (Zip Code)

Patrick W. Galley

325 N. LaSalle Street

Suite 645

Chicago, IL  60610

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  312-832-1440

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

(Unaudited)

RiverNorth Core Opportunity Fund

March 31, 2008

RIVERNORTH CORE OPPORTUNITY FUND

GRAPHICAL ILLUSTRATION

March 31, 2008 (UNAUDITED)

* Includes other assets in excess of liabilities.

	RiverNorth Core Opportunity Fund
	Schedule of Investments
	March 31, 2008 (Unaudited)

Shares/Description/Percentage of Net Assets		Market Value

CLOSED-END FUNDS-ALTERNATIVE - 4.29%
4,391	ASA Limited	$ 359,799
63,928	The Gabelli Deal Fund	1,022,209

TOTAL FOR CLOSED-END-ALTERNATIVE FUNDS (Cost $1,328,728) - 4.29%		1,382,008

CLOSED-END FUNDS-DEBT - 22.40%
53,623	Eaton Vance Limited Duration Income	755,548
88,407	Highland Credit Strategy Fund	1,151,059
204,594	Highland Distressed Opportunities Fund	1,432,158
39,700	ING Prime Rate Trust	216,365
7,900	Insured Municipal Income Fund	97,802
152,892	MFS Intermediate Income Trust	972,393
6,000	Nuveen Dividend Advantage Municipal Fund	80,880
18,759	Nuveen Floating Rate Income Fund	192,842
96,763	Nuveen Multi Strategy Income & Growth Fund	984,080
41,692	Putnam Master Intermediate Income Trust	257,240
116,817	RMK Strategic Income Fund, Inc.	371,478
36,277	Western Asset 2008 Worldwide Dollar Government Term Trust Inc.	372,565
27,023	Western Asset Claymore U.S. Treasury Inflation Protected Securities Fund 2	323,465

TOTAL FOR CLOSED-END-DEBT FUNDS (Cost $7,294,160) - 22.40%		7,207,875

CLOSED-END FUNDS-EQUITY - 39.29%
71,618	Clough Global Opportunities Fund	1,168,806
50,760	Calamos Strategic Total Return Fund	614,704
18,500	Claymore/Raymond James S B-1 Equity *	287,490
20,202	Defined Strategy Fund Inc.	358,788
59,423	Eaton Vance Tax Advantage Dividend Income Fund	1,383,962
43,215	Eaton Vance Tax Advantage Global Dividend Income Fund	966,720
176,625	Liberty All-Star Equity Fund	1,128,634
75,972	NASDAQ Premium Income Growth Fund	1,163,131
6,097	Nuveen Core Equity Alpha Fund	89,382
37,044	Nuveen Equity Premium Income Fund	561,587
66,513	Nuveen Tax Advantage Dividend Growth Fund	1,019,644
44,627	Old Mutual/Claymore Long Short Fund	601,126
28,142	Royce Value Trust, Inc.	441,266
38,840	SunAmerica Focused Alpha Growth Fund	598,524
129,700	Tri Continental Corp.	2,259,374

TOTAL FOR CLOSED-END-EQUITY FUNDS (Cost $13,729,806) - 39.29%		12,643,138

EXCHANGE TRADED FUNDS - 24.92%
8,200	Financial Select Sector Spider	203,934
43,900	iShares MSCI Japan Index	543,043
16,140	iShares MSCI EAFE Index	1,160,466
18,725	iShares Russell 1000 Growth Index Fund *	1,019,389
16,075	iShares S&P National Municipal Bond	1,606,534
22,106	PowerShares FTSE RAFI US 1000 *	1,161,007
13,000	SPDR S&P Dep. Reciept	1,715,610
13,500	Wisdom Tree Earnings Fund	610,470

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $8,323,664) - 24.92%		8,020,453

HOLDING & INVESTMENT MANAGEMENT COMPANIES - 4.53%
3,000	Affiliated Managers Group *	272,220
8	Berkshire Hathaway, Inc. Class A *	1,067,200
4,500	Brookfield Asset Management, Inc.	120,735

TOTAL FOR HOLDING & INVESTMENT MANAGEMENT COMPANIES
(Cost $1,302,498) - 4.53%		1,460,155

SHORT TERM INVESTMENTS - 3.01%
967,995	Fidelity Institutional Money Market Fund - Class I 3.44% ** (Cost $967,995)	967,995

TOTAL INVESTMENTS (Cost $32,946,851) - 98.44%		31,681,624

OTHER ASSETS LESS LIABILITIES - 1.56%		501,352

NET ASSETS - 100.00%		$ 32,182,976

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2008.
The accompanying notes are an integral part of these financial statements.

RiverNorth Core Opportunity Fund
Statement of Assets and Liabilities
March 31, 2008 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $32,946,851)	$ 31,681,624
Receivables:
Securities Purchased	574,788
Dividends and Interest	76,619
Prepaid Registration Expense	12,466
Total Assets	32,345,497
Liabilities:
Accrued Advisory Fees	20,556
Accrued Administrative Fees	6,585
Payable for Securities Purchased	122,543
Other Accrued Expenses	12,837
Total Liabilities	162,521
Net Assets	$ 32,182,976

Net Assets Consist of:
Paid In Capital	$ 32,717,493
Accumulated Undistributed Net Investment Income	402,006
Accumulated Undistributed Realized Gain on Investments	328,644
Unrealized Depreciation in Value of Investments	(1,265,227)
Net Assets, for 3,159,368 Shares Outstanding	$ 32,182,916

Net Asset Value Per Share and Offering Price	$ 10.19

Minimum Redemption Price Per Share *	$ 9.99

* The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.
The accompanying notes are an integral part of these financial statements.

RiverNorth Core Opportunity Fund
Statement of Operations
For the Six Month Period Ended March 31, 2008 (Unaudited)

Investment Income:
Dividends	$ 977,860
Interest	56,089
Total Investment Income	1,033,949

Expenses:
Advisory Fees (Note 3)	130,909
Administrative Fees	32,728
Legal Fees	17,152
Transfer Agent Fees	15,191
Audit Fees	6,017
Blue Sky Fees	6,897
Custodial Fees	7,823
Offering Costs	6,688
Trustee Fees	1,985
Miscellaneous Fees	1,390
Printing and Mailing Fees	2,007
Insurance Fees	577
Total Expenses Before Recoupment	229,364
Recoupment of Prior Expense Waivers	5,160
Total Expenses	234,524

Net Investment Income	799,425

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	412,830
Net Change in Unrealized Depreciation on Investments	(1,929,324)
Realized and Unrealized Gain (Loss) on Investments	(1,516,494)

Net Decrease in Net Assets Resulting from Operations	$ (717,069)

The accompanying notes are an integral part of these financial statements.

RiverNorth Core Opportunity Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Period
	Ended	Ended
	3/31/2008	9/30/2007 (a)
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 799,425	$ 124,492
Net Realized Gain on Investments	412,830	112,653
Net Realized Gain Distributions from Investment Company Shares	-	93,273
Unrealized Appreciation (Depreciation) on Investments	(1,929,324)	664,097
Net Increase (Decrease) in Net Assets Resulting from Operations	(717,069)	994,515

Distributions to Shareholders:
Net Investment Income	(540,869)	-
Realized Gains	(290,112)	-
Total Dividends and Distributions Paid to Shareholders	(830,981)	-

Capital Share Transactions:
Proceeds from Sale of Shares	15,857,196	19,025,071
Shares Issued on Reinvestment of Dividends	830,980	-
Cost of Shares Redeemed	(1,705,271)	(1,371,465)
Net Increase from Shareholder Activity	14,982,905	17,653,606

Net Assets:
Net Increase in Net Assets	13,434,855	18,648,121
Beginning of Period	18,748,121	100,000
End of Period (Including Undistributed Net Investment Income of
$402,066 and $143,510, respectively)	$ 32,182,976	$ 18,748,121

Share Transactions:
Shares Sold	1,496,465	1,866,932
Shares Issued on Reinvestment of Dividends	78,841	-
Shares Redeemed	(161,568)	(131,302)
Net Increase in Shares	1,413,738	1,735,630
Outstanding at Beginning of Period	1,745,630	10,000
Outstanding at End of Period	3,159,368	1,745,630

(a) For the period December 27, 2006 (commencement of operations) through September 30, 2007.

RiverNorth Core Opportunity Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months	Period
	Ended	Ended
	3/31/2008	9/30/2007 (a)

Net Asset Value, at Beginning of Period	$ 10.74	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.32	0.11
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.52)	0.63
Total from Investment Operations	(0.20)	0.74

Distributions:
Net Investment Income	(0.23)	0.00
Realized Gains	(0.12)	0.00
Total from Distributions	(0.35)	0.00

Net Asset Value, at End of Period	$ 10.19	$ 10.74

Total Return **	-1.93%	7.40%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 32,183	$ 18,748
Before Waiver/Recoupment
Ratio of Expenses to Average Net Assets ***	1.75%	2.21%
Ratio of Net Investment Income to Average Net Assets *** †	6.13%	1.19%
After Waiver/Recoupment
Ratio of Expenses to Average Net Assets ***	1.79%	1.95%
Ratio of Net Investment Income to Average Net Assets *** †	6.09%	1.45%
Portfolio Turnover	141.54%	74.84%

(a) For the period December 27, 2006 (commencement of operations) through September 30, 2007.
* Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

** Total return in the above table represents the return that the investor would have earned or lost over the period indicated on an investment     assuming reinvestment of dividends, and is not annualized for periods of less than one year. Total return calculation does not reflect redemption fee.

*** Annualized
† These ratios exclude the impact of expenses of the underlying security holdings listed on the schedule of investments.

The accompanying notes are an integral part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2008 (Unaudited)

1.  ORGANIZATION

The RiverNorth Core Opportunity Fund (the “Fund”) was organized as a diversified series of RiverNorth Funds (the “Trust”) on July 18, 2006 and commenced investment operations on December 27, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of separate series.  The Fund is the only series currently authorized by the Trustees.  The investment advisor to the Fund is RiverNorth Capital Management, Inc. (the “Advisor”).  Prior to April 1, 2007, the Advisor conducted business under the name Pinnacle Fund Management, Inc.

The investment objective of the Fund is to seek long-term capital appreciation and income, consistent with prudent investment risk over the long-term.

2.  SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities.  Securities that are traded on any exchange, including the NASDAQ, are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the last bid price does not accurately reflect the current value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair

RIVERNORTH CORE OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2008 (Unaudited)

value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

OTHER:  The Fund records security transactions based on trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund has held certain investments which pay dividends to their shareholders based upon available funds from operations.  It is possible for these dividends to exceed the underlying investments taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

SHARE VALUATION:  The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective March 31, 2008 the Fund adopted Financial Accounting Standards Board (FASB)

Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended March 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities before 2007.

RIVERNORTH CORE OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2008 (Unaudited)

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Fund.

3.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor serves as the investment advisor to the Fund. Under the terms of the management agreement (the “Agreement”), the Advisor, subject to the supervision of the Board of Trustees of the Trust, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund. For the period October 1, 2007 through March 31, 2008, the Advisor earned investment advisory fees of $130,909 and was reimbursed $5,160 of prior expenses waivers.

Pursuant to an Administration Agreement between the Advisor and the Trust, the Advisor has been retained to provide certain management support and administrative oversight services to the Fund in exchange for the payment of an administrative fee by the Fund equal to an annual rate of 0.25% of the Fund’s average daily net assets.  The Advisor provides the Fund with general office facilities and oversees the provision of administrative/non-investment services to the Trust, including the provision of services to the Trust by the Trust’s fund accounting agent, transfer agent and custodian. The Advisor also provides persons satisfactory to the Board of Trustees of the Trust or serves as officers of the Trust.  Such officers, as well as certain employees and Trustees of the Trust may be directors, officers, or employees of the Advisor or its affiliates. For the period October 1, 2007 through March 31, 2008, the Advisor earned administrative fees of $32,728.

Effective upon the commencement of operations of the Fund through September 30, 2007, the Advisor contractually agreed to waive management fees and/or reimburse the Fund for expenses

RIVERNORTH CORE OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2008 (Unaudited)

it incurred, but only to the extent necessary to limit the Fund’s total annual operating expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses), including amortized offering costs, at 1.95% of the average daily net assets for that period.

Effective January 30, 2008, the Advisor contractually agreed to reduce the expense limitation to 1.60% through September 30, 2008.

Any such waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.  As of March 31, 2008, a total of $17,811 in fees and/or expenses previously waived and/or reimbursed by the Fund were subject to such repayment by the Fund to the Advisor not later than September 30, 2010.

4.  CAPITAL SHARE TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares without par value. At March 31, 2008 paid in capital amounted to $32,717,493 representing 3,159,368 shares outstanding.

5.  INVESTMENT TRANSACTIONS

For the six month period ended March 31, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were $48,798,781 and $33,563,607. There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes the cost of securities owned at March 31, 2008 was $32,946,851. At March 31, 2008 the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$519,220	$(1,784,447)	$(1,265,227)

There were no differences between book basis and cost basis.

6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2008, National Financial Services, for the benefit of its customers, owned 56.94% of the RiverNorth Core Opportunity Fund.

7.   NEW ACCOUNTING PRONOUNCEMENT

RIVERNORTH CORE OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2008 (Unaudited)

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of March 31, 2008, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

8.   DISTRIBUTION PLAN

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”).  The Plan permits the Fund to pay the Advisor for certain distribution and promotion expenses related to marketing shares of the Fund.  The amount payable annually by the Fund is 0.25% of its average daily net assets.  Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares.

 9.   DISTRIBUTIONS TO SHAREHOLDERS

Distributions of $0.23062, $0.12004 and $0.0036 were paid from net investment income, short-term capital gains and long-term capital gains respectively which amounted to $830,981 during the period ended March 31, 2008.

The tax character of distributions paid during the six months ended March 31, 2008 and period ended September 30, 2007 was as follows:

	3/31/2008	9/30/2007
Distributions paid from:
Ordinary income	$ 540,869	$0
Short-term capital gain	281,528	0
Long-term capital gain	8,584	0
	$830,981	$0

RiverNorth Core Opportunity Fund
Expense Illustration
March 31, 2008 (Unaudited)

Expense Example

As a shareholder of the RiverNorth Core Opportunity Fund, you incur ongoing costs which typically consist of  management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2007 and held for the entire six month period ended March 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2007	March 31, 2008	October 1, 2007 to March 31, 2008

Actual	$1,000.00	$980.68	$8.86
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.05	$9.02

* Expenses are equal to the Fund's annualized expense ratio of 1.79%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

RiverNorth Funds

RiverNorth Core Opportunity Fund

Board of Trustees

Patrick W. Galley, CFA, Chairman

Kevin M. Hinton

James G. Kelley

Dennis F. Magulick

Investment Adviser and Administrator

RiverNorth Capital Management, Inc.

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 30, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

RiverNorth Funds

By /s/Patrick W. Galley, President and Treasurer

     Patrick W. Galley

     President and Treasurer

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Patrick W. Galley, President and Treasurer

     Patrick W. Galley

     President and Treasurer

Date May 30, 2008